Net Income (Loss) Per Share (Tables) (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Basic and Diluted Net Income (loss) Per Share

The following table details the computation of the Company’s basic and diluted net loss per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
LendingClub net loss	$(6,530)	$(36,486)	$(61,828)	$(113,700)
Weighted average common shares - Basic	412,778,995	391,453,316	406,633,850	385,037,334
Weighted average common shares - Diluted	412,778,995	391,453,316	406,633,850	385,037,334
Net loss per share attributable to LendingClub:
Basic	$(0.02)	$(0.09)	$(0.15)	$(0.30)
Diluted	$(0.02)	$(0.09)	$(0.15)	$(0.30)

The following table details the computation of the Company’s basic and diluted net loss per share:

Year Ended December 31,	2016	2015	2014
Net loss	$(145,969)	$(4,995)	$(32,894)
Weighted average common shares – Basic	387,762,072	374,872,118	75,573,742
Weighted average common shares – Diluted	387,762,072	374,872,118	75,573,742
Net loss per share:
Basic	$(0.38)	$(0.01)	$(0.44)
Diluted	$(0.38)	$(0.01)	$(0.44)